Investment Objectives and Goals	Aug. 01, 2025
Absolute CEF Opportunities
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Absolute CEF Opportunities (the “Fund”) seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices such as the Standard & Poor’s 500® Index (“S&P 500® Index”).

ABSOLUTE CAPITAL OPPORTUNITIES FUND
Prospectus [Line Items]
Risk/Return [Heading]	Absolute Capital Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Absolute Capital Opportunities Fund (the “Fund”) seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices such as the Standard & Poor’s 500® Index (“S&P 500® Index”).

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Absolute Convertible Arbitrage Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Absolute Convertible Arbitrage Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.
ABSOLUTE FLEXIBLE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Absolute Flexible Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Absolute Flexible Fund (the “Fund”) seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.